Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	$ 22,723,687		$ 29,914,292
Book Value	29,240,851		46,124,574
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value		$ 250,000		$ 250,000
Issuance of Own Debt Securities Class Three [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			59,644
Book Value			56,052
Issuance of Own Debt Securities Class Five Series Two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	5,000		73,840
Book Value	5,384		72,575
Issuance of Own Debt Securities Class Thirty Five Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	38,500		79,224
Book Value	37,074		76,582
Issuance of Own Debt Securities Class Thirty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			15,383
Book Value			16,223
Issuance of Own Debt Securities Class Thirty Seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	1,468		18,126
Book Value	25,029		283,875
Issuance of Own Debt Securities Class Thirty Eight [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			5,953
Book Value			6,361
Issuance of Own Debt Securities Class Thirty Nine [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			7,692
Book Value			8,232
Issuance of Own Debt Securities Class Forty [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			24,613
Book Value			26,927
Issuance of Own Debt Securities Class Forty One Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			1,538
Book Value			1,440
Issuance of Own Debt Securities Class Forty One Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	15,000		29,228
Book Value	15,951		31,116
Issuance of Own Debt Securities Class Forty Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			76,916
Book Value			83,668
Issuance of Own Debt Securities Class Twenty Four Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			123,066
Book Value			127,599
Issuance of Own Debt Securities Class Twenty Five Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			13,845
Book Value			13,820
Issuance of Own Debt Securities Class Twenty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	10,000		38,458
Book Value	11,276		41,576
Issuance of Own Debt Securities Class Twenty Seven Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			56,550
Book Value			57,352
Issuance of Own Debt Securities Class Twenty Seven Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	17,442		8,442
Book Value	18,606		8,856
Issuance Of Own Debt Securities Class Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	8,254		12,697
Book Value	8,473		13,077
Own debt securities repurchases [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book Value	175,482		$ 925,331
Issuance Of Own Debt Securities Class Twenty Five [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	8,000
Book Value	8,314
Issuance Of Own Debt Securities Class Forty Serie Two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	34,500
Book Value	31,978
Issuance of Own Debt Securities Class Forty Three [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	16,500
Book Value	$ 13,397